ATA Creativity Global ("Parent Company") - Condensed Balance Sheets (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Condensed Financial Statements Captions [Line Items]
Cash and cash equivalents	¥ 36,523,995	$ 5,003,767	¥ 60,167,232
Prepaid expenses and other current assets	27,402,834	3,754,173	8,042,169
Total assets	456,927,265	62,598,779	448,939,143
Accrued expenses and other payables	56,372,960	7,723,064	49,146,103
Total liabilities	377,281,073	51,687,295	335,965,436
Common shares	4,755,623	651,518	4,730,128
Treasury shares	(8,201,046)	(1,123,539)	(8,201,046)
Additional paid in capital	547,915,003	75,064,048	545,222,465
Accumulated other comprehensive loss	(36,952,183)	(5,062,428)	(37,004,507)
Accumulated deficit	(427,806,949)	(58,609,312)	(391,709,172)
Total shareholders' equity attributable to ATA Creativity Global	79,710,448	10,920,287	113,037,868
Total liabilities and shareholders' equity	456,927,265	62,598,779	448,939,143
ATA Creativity Global
Condensed Financial Statements Captions [Line Items]
Cash and cash equivalents	4,608,462	631,357	1,068,177
Prepaid expenses and other current assets	4,336	594	4,272
Investments in subsidiaries	78,329,251	10,731,063	115,087,677
Total assets	82,942,049	11,363,014	116,160,126
Accrued expenses and other payables	3,231,601	442,727	3,122,258
Total liabilities	3,231,601	442,727	3,122,258
Common shares	4,755,623	651,518	4,730,128
Treasury shares	(8,201,046)	(1,123,539)	(8,201,046)
Additional paid in capital	547,915,003	75,064,048	545,222,465
Accumulated other comprehensive loss	(36,952,183)	(5,062,428)	(37,004,507)
Accumulated deficit	(427,806,949)	(58,609,312)	(391,709,172)
Total shareholders' equity attributable to ATA Creativity Global	79,710,448	10,920,287	113,037,868
Total liabilities and shareholders' equity	¥ 82,942,049	$ 11,363,014	¥ 116,160,126